Equipment (Details) - Equipment - USD ($) $ in Millions	2 Months Ended	10 Months Ended		12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 23, 2022
Property, Plant and Equipment [Line Items]
Opening balance	$ 39	$ 9	$ 9	$ 13
Additions			4	3
Aquadrill acquisition				1
Closing balance	9	13	13	17	$ 39
Opening balance	(28)	0	0	(3)
Depreciation			(3)	(4)
Closing balance	0	(3)	(3)	(7)	(28)
Net book value	9	10	$ 10	$ 10	$ 11	$ 9
Predecessor
Property, Plant and Equipment [Line Items]
Opening balance		39
Closing balance	39
Opening balance		(28)
Closing balance	(28)
Net book value	11
Fresh Start Adjustments
Property, Plant and Equipment [Line Items]
Opening balance		(30)
Closing balance	(30)
Opening balance		$ 28
Closing balance	28
Net book value	$ (2)